John Deere Owner Trust 2020	EXHIBIT 99.3
Servicer's Certificate

$299,500,000 Class A-1 1.10000% Asset Backed Notes due March 15, 2021
$335,000,000 Class A-2 1.01% Asset Backed Notes due January 17, 2023
$296,850,000 Class A-3 1.10% Asset Backed Notes due August 15, 2024
$79,190,000 Class A-4 1.21% Asset Backed Notes due November 16, 2026
$25,918,396 Overcollateralization

Scheduled Payment Date (30/360)				15-Sep-21
Actual Payment Date (A/360)				15-Sep-21
Collection Period Begin Date				02-Aug-21
Collection Period End Date				29-Aug-21
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$22,018,715.33
	(a)	Total cash receipts during the month:		$21,464,132.58
	(b)	Administrative repurchases during the month:		$554,406.61
	(c)	Investment earnings on cash accounts:		$176.14
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$393,088.06
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$41,125.64
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$272,112.50
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$79,849.92
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$20,173,515.15
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$20,173,515.15
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$20,173,515.15

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:			$20,566,603.21

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(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,364,584.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):		$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$10,364,584.00
	(f)	Specified Reserve Account Balance:		$10,364,584.00

(7)	Servicing Fee:			$379,482.70
	(a)	Amount of Servicing Fee earned:		$379,482.70
	(b)	Amount of Servicing Fee paid:		$379,482.70
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,072,529.42

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$434,494,640.32

	(b)	Note Value as of the end of the related Collection Period:		$430,647,023.63

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$25,918,396.00

	(d)	Number of Accounts at the end of the related Collection Period:		13,343

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$28,688,628.05
		(ii)	Class A-2 Note Pool Factor:	0.0856377

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$296,850,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$79,190,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$554,357.59
		(ii)	% of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$83,122.74
	(ii)	Cumulative amount of net losses:	$900,378.91
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.09%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.52%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	13,632
	(b)	Number of loans at the end of the period:	13,343
	(c)	Weighted average remaining term on receivables:	28.63
	(d)	Prepayment amount - monthly:	($1,923,745.93)
	(e)	Prepayment amount - life-to-date:	$164,059,724.62
	(f)	Weighted average APR of the pool assets:	3.06%
	(g)	Pool Factor:	0.41

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.52%
	(c)	Delinquency Trigger Occurred: Y/N	N

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